Investments in Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Financial Position of the Joint Venture	A condensed summary of the gross financial position and results of operations of the combined joint ventures is shown below (millions):

	December 31,
	2021	2020
Assets
Real estate properties, at fair value	$16,681.2	$15,494.7
Other assets	684.9	696.0
Total assets	$17,366.1	$16,190.7
Liabilities & Equity
Mortgage notes payable and other obligations, at fair value	$5,187.3	$4,959.6
Other liabilities	240.7	250.0
Total liabilities	5,428.0	5,209.6
Total equity	11,938.1	10,981.1
Total liabilities and equity	$17,366.1	$16,190.7

Schedule of Results of Operations of the Joint Venture

	Years ended December 31,
	2021	2020	2019
Operating Revenue and Expenses
Revenues	$1,040.5	$1,021.6	$1,126.5
Expenses	577.7	571.9	604.1
Excess of revenues over expenses	$462.8	$449.7	$522.4